Employee benefit obligations	12 Months Ended
Dec. 31, 2021
Employee benefit obligations.
Employee benefit obligations

20. Employee benefit obligations

The Group operates defined benefit or defined contribution pension schemes in most of its countries of operation and the assets are held in separately administered funds. The principal funded defined benefit schemes, which are funded by contributions to separately administered funds, are in the United States and the United Kingdom.

Other defined benefit schemes are unfunded and the provision is recognized in the consolidated statement of financial position. The principal unfunded schemes are in Germany.

The contribution rates to the funded plans are agreed with the Trustee boards, plan actuaries and the local pension regulators periodically. The contributions paid in each period were those recommended by the actuaries.

In addition, the Group has other employee benefit obligations in certain territories.

Total employee benefit obligations, net of employee benefit assets included within non-current assets, recognized in the consolidated statement of financial position of $178 million (2020: $219 million) includes other employee benefit obligations of $47 million (2020: $52 million).

The employee obligations and assets of the defined benefit schemes included in the consolidated statement of financial position are analyzed below:

	Germany		UK*		U.S and Other**		Total
	2021	2020	2021	2020	2021	2020	2021	2020
	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m
Obligations	(138)	(142)	(249)	(295)	(82)	(80)	(469)	(517)
Assets	—	—	327	341	11	9	338	350
Net obligations	(138)	(142)	78	46	(71)	(71)	(131)	(167)
*

The net employee benefit asset in the UK as at December 31, 2021 is included within non-current assets on the statement of financial position (2020: included on a net basis within non-current liabilities).

**	Net obligation of ‘Other’ at December 31, 2021; $8 million, 2020; $9 million.

Defined benefit pension schemes

The amounts recognized in the consolidated income statement are:

	Year ended
	December 31,
	2021	2020	2019
	$’m	$’m	$’m
Current service cost and administration costs:
Cost of sales – current service cost (note 9)	(13)	(12)	(12)
Cost of sales – past service credit (note 9)	4	8	17
SGA – current service cost (note 9)	(3)	(3)	(2)
	(12)	(7)	3
Finance expense (note 6)	(3)	(3)	(4)
	(15)	(10)	(1)

The amounts recognized in the consolidated statement of comprehensive income are:

	Year ended
	December 31,
	2021	2020	2019
	$’m	$’m	$’m
Re-measurement of defined benefit obligation:
Actuarial gain/(loss) arising from changes in demographic assumptions	6	(2)	(7)
Actuarial gain/(loss) arising from changes in financial assumptions	9	(51)	(55)
Actuarial gain/(loss) arising from changes in experience	5	2	(13)
	20	(51)	(75)
Re-measurement of plan assets:
Actual return less expected return on plan assets	8	34	34
Actuarial gain/(loss) for the year on defined benefit pension schemes	28	(17)	(41)
Actuarial gain/(loss) on other long term and end of service employee benefits	5	(4)	(4)
	33	(21)	(45)

The actual return on plan assets was a gain of $13 million in 2021 (2020: gain of $40 million; 2019: gain of $42 million).

Movement in the defined benefit obligations and assets:

	Obligations		Assets
	2021	2020	2021	2020
	$’m	$’m	$’m	$’m
At January 1,	(517)	(461)	350	323
Interest income	—	—	5	6
Loan forgiveness (note 5)	4	—	—	—
Current service cost	(11)	(11)	—	—
Past service credit	4	8	—	—
Interest cost	(7)	(8)	—	—
Re-measurements	20	(51)	8	34
Employer contributions	—	—	2	5
Employee contributions	(1)	(1)	1	1
Benefits paid	24	31	(24)	(31)
Exchange	15	(24)	(4)	12
At December 31,	(469)	(517)	338	350

The defined benefit obligations above include $140 million of unfunded obligations, principally in Germany (2020: $145 million). Employer contributions above include no contributions under schemes extinguished during the year (2020: $nil).

Interest income and interest cost above does not include interest cost of $1 million (2020: $1 million) relating to other employee benefit obligations. Current service costs above do not include current service costs of $4 million (2020: $4 million) relating to other employee benefit obligations.

During the year ended December 31, 2021, the Group and the Trustees of the UK schemes collaborated to implement a Bridging Pension Option for members on retirement around the starting level of pensions until the State Pension Age. This resulted in the recognition of a gain of $3 million within the income statement for the year ended December 31, 2021. During the year ended December 31, 2020, a past service credit of $8 million was recognized in relation to Germany schemes that were redesigned from a defined benefit scheme to a contribution orientated system.

Plan assets comprise:

	At December 31,
	2021	2021	2020	2020
	$’m	%	$’m	%
Equities	—	—	—	—
Target return funds	176	52	177	51
Bonds	105	31	102	29
Cash/other	57	17	71	20
	338	100	350	100

The pension assets do not include any of the Group’s ordinary shares, other securities or other Group assets.

Investment strategy

The choice of investments takes account of the expected maturity of the future benefit payments. The plans invest in diversified portfolios consisting of an array of asset classes that attempt to maximize returns while minimizing volatility. The asset classes include fixed income government and non-government securities and real estate, as well as cash.

Characteristics and associated risks

The pension plans in Germany operate under the framework of German Company Pension Law (BetrAVG) and general regulations based on German Labor Law. The entitlements of the plan members depend on years of service and final salary. Furthermore, the plans provide lifelong pensions. No separate assets are held in trust, i.e. the plans are unfunded defined benefit plans. During the year ended December 31, 2019, the Group elected to re-design its pension scheme in Germany, moving to a contribution orientated scheme.

The U.K. pension plan is a trust-based U.K. funded final salary defined benefit scheme providing pensions and lump sum benefits to members and dependents. There is one pension plan in place relating to Ardagh Metal Beverage UK Limited and Ardagh Metal Beverage Trading UK Limited. It is closed to new entrants and was closed to future accrual effective December 31, 2018. For this plan, pensions are calculated either based on service to December 31, 2018, with members’ benefits based on earnings as at December 31, 2018, for those members who were still active at that date, or based on service to the earlier of retirement or leaving date for members who stopped accruing benefits prior to 31 December 2018 based on earnings as at retirement or leaving date. The U.K. pension plan is governed by a board of trustees, which includes members who are independent of the Company. The trustees are responsible for managing the operation, funding and investment strategy. The U.K. pension plan is subject to the U.K. regulatory framework, the requirements of The Pensions Regulator and is subject to a statutory funding objective.

Our North American business within our Americas segment sponsors a defined benefit pension plan as a single employer scheme which is subject to Federal law (“ERISA”), reflecting regulations issued by the Internal Revenue Service (“IRS”) and the U.S. Department of Labor. The North American plan covers hourly employees only. Plan benefits are determined using a formula which reflects the employees’ years of service and is based on a final average pay formula. Prior to December 31, 2021 the North American plan was previously co-sponsored by Ardagh Glass Packaging North America. Following the outcome of the exchange offer launched on September 7, 2021 and as set out in note 1, common ownership fell below the 80% threshold as at the next test point December 31, 2021. Accordingly, the plans will be split out by September 30, 2022, which will crystalize a cash outflow of $26 million.

Assumptions and sensitivities

The principal pension assumptions used in the preparation of the financial statements take account of the different economic circumstances in the countries of operations and the different characteristics of the respective plans, including the duration of the obligations. The ranges of the principal assumptions applied in estimating defined benefit obligations were:

	Germany		UK		U.S.
	2021	2020	2021	2020	2021	2020
	%	%	%	%	%	%
Rates of inflation	1.70	1.50	3.20	2.70	2.20	2.50
Rates of increase in salaries	2.50	2.50	2.60	2.00	3.00	3.00
Discount rates	1.16	1.05	1.90	1.50	3.04	2.55

Assumptions regarding future mortality experience are based on actuarial advice in accordance with published statistics and experience.

These assumptions translate into the following average life expectancy in years for a pensioner retiring at age 65. The mortality assumptions for the countries with the most significant defined benefit plans are set out below:

	Germany		UK		U.S.
	2021	2020	2021	2020	2021	2020
	Years	Years	Years	Years	Years	Years
Life expectancy, current pensioners	22	22	22	22	21	21
Life expectancy, future pensioners	25	25	23	23	22	22

If the discount rate were to decrease by 50 basis points from management estimates, the carrying amount of the pension obligations would increase by an estimated $47 million (2020: $54 million). If the discount rate were to increase by 50 basis points, the carrying amount of the pension obligations would decrease by an estimated $41 million (2020: $47 million).

If the inflation rate were to decrease by 50 basis points from management estimates, the carrying amount of the pension obligations would decrease by an estimated $15 million (2020: $23 million). If the inflation rate were to increase by 50 basis points, the carrying amount of the pension obligations would increase by an estimated $16 million (2020: $24 million).

If the salary increase rate were to decrease by 50 basis points from management estimates, the carrying amount of the pension obligations would decrease by an estimated $20 million (2020: $26 million). If the salary increase rate were to increase by 50 basis points, the carrying amount of the pension obligations would increase by an estimated $21 million (2020: $27 million).

The impact of increasing the life expectancy by one year would result in an increase in the net pension obligation of the Group of $14 million at December 31, 2021 (2020: $15 million), holding all other assumptions constant.

The Group’s best estimate of contributions expected to be paid to defined benefit schemes in 2022 is approximately $1 million (2021: $1 million).

The principal defined benefit schemes are described briefly below as of December 31:

	Europe	Europe	North
	UK	Germany	America
Nature of the schemes	Funded*	Unfunded	Funded
2021
Active members	—	816	808
Deferred members	589	202	75
Pensioners including dependents	531	154	83
Weighted average duration (years)	18	19	20
2020
Active members	—	856	829
Deferred members	808	195	58
Pensioners including dependents	475	121	59
Weighted average duration (years)	20	20	21
*	Census data is updated every 3 years as part of the full valuation for purpose of the UK pension regulator.

The expected total benefit payments over the next five years are:

						Subsequent
	2022	2023	2024	2025	2026	five years
	$’m	$’m	$’m	$’m	$’m	$’m
Benefits	18	17	18	19	20	114

The Group also has defined contribution plans; the contribution expense associated with these plans for 2021 was $17 million (2020: $15 million; 2019: $13 million). The Group’s best estimate of the contributions expected to be paid to these plans in 2022 is $17 million (2021: $17 million).

Other employee benefits

Long term employee benefit obligations of $47 million (2020: $52 million) comprise amounts due to be paid under post-retirement medical schemes in North America, partial retirement contracts in Germany and other obligations to pay benefits primarily related to long service awards.